Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment

December 31, 2018	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$346,071	$78,296	$267,775
Major component parts in use	143,032	66,019	77,013
Other equipment	33,824	21,711	12,113
Licensed motor vehicles	19,745	15,618	4,127
Office and computer equipment	8,972	6,450	2,522
Land	11,095	—	11,095
Buildings	31,425	6,265	25,160
Leasehold improvements	2,875	1,053	1,822
	597,039	195,412	401,627

Assets under capital lease
Heavy equipment	110,759	35,376	75,383
Major component parts in use	64,602	16,964	47,638
Other equipment	772	17	755
Licensed motor vehicles	3,822	1,087	2,735
Office and computer equipment	23	23	—
Buildings	25	6	19
	180,003	53,473	126,530

Total property, plant and equipment	$777,042	$248,885	$528,157

December 31, 2017	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$196,045	$77,726	$118,319
Major component parts in use	72,448	45,694	26,754
Other equipment	31,923	18,400	13,523
Licensed motor vehicles	18,298	14,888	3,410
Office and computer equipment	10,157	9,468	689
Land	7,168	—	7,168
Buildings	2,547	2,482	65
	338,586	168,658	169,928

Assets under capital lease
Heavy equipment	69,657	28,613	41,044
Major component parts in use	85,015	21,247	63,768
Other equipment	558	543	15
Licensed motor vehicles	5,129	1,242	3,887
Office and computer equipment	23	17	6
	160,382	51,662	108,720

Total property, plant and equipment	$498,968	$220,320	$278,648

During the year ended December 31, 2018, additions to property, plant and equipment by means of capital leases were $21,904 (2017 - $14,033). During the year ended December 31, 2018, the Company completed sale-leaseback transactions of $29,295 (2017 - $20,697). Deferred gains on sale-leaseback transactions are included in other long term obligations and are amortized over the expected life of the equipment (note 17(d)). Depreciation of equipment under capital lease of $25,995 (2017 – $19,483) was included in depreciation expense in the current year.